NYSE

17010956

Received SEC

NOV 30 2017

Washington, DC 20549

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

001-16417

November 30, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

Contins

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 9.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units representing limited partner interests of NUSTAR ENERGY L.P. under the Exchange Act of 1934.

Sincerely,